Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 92	0.82%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the communication services sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Astera Labs, Inc., a semiconductor company, Cava Group, Inc., a restaurant holding company; and Natera, Inc., a medical diagnostics company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary and information technology sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology sector detracted from relative performance.
Individual holdings
| Positions in MongoDB, Inc., a database platform technology company; Exact Sciences Corp., a diagnostics company; and Universal Display Corp., an electronics component and manufacturing company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	23.68	11.08	11.21
Russell Midcap® Growth Index	22.10	11.47	11.54
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 461,233,650
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 3,744,250
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 461,233,650
Total number of portfolio holdings	68
Management services fees (represents 0.82% of Fund average net assets)	$ 3,744,250
Portfolio turnover for the reporting period	174%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Spotify Technology SA	3.3%
LPL Financial Holdings, Inc.	3.2%
Vertiv Holdings Co.	3.1%
XPO, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Saia, Inc.	2.5%
Trade Desk, Inc. (The), Class A	2.4%
Targa Resources Corp.	2.3%
Glaukos Corp.	2.3%
Reddit, Inc., Class A	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Spotify Technology SA	3.3%
LPL Financial Holdings, Inc.	3.2%
Vertiv Holdings Co.	3.1%
XPO, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Saia, Inc.	2.5%
Trade Desk, Inc. (The), Class A	2.4%
Targa Resources Corp.	2.3%
Glaukos Corp.	2.3%
Reddit, Inc., Class A	2.3%

Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 120	1.07%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the communication services sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Astera Labs, Inc., a semiconductor company, Cava Group, Inc., a restaurant holding company; and Natera, Inc., a medical diagnostics company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary and information technology sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology sector detracted from relative performance.
Individual holdings
| Positions in MongoDB, Inc., a database platform technology company; Exact Sciences Corp., a diagnostics company; and Universal Display Corp., an electronics component and manufacturing company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	23.37	10.80	10.93
Russell Midcap® Growth Index	22.10	11.47	11.54
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 461,233,650
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 3,744,250
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 461,233,650
Total number of portfolio holdings	68
Management services fees (represents 0.82% of Fund average net assets)	$ 3,744,250
Portfolio turnover for the reporting period	174%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Spotify Technology SA	3.3%
LPL Financial Holdings, Inc.	3.2%
Vertiv Holdings Co.	3.1%
XPO, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Saia, Inc.	2.5%
Trade Desk, Inc. (The), Class A	2.4%
Targa Resources Corp.	2.3%
Glaukos Corp.	2.3%
Reddit, Inc., Class A	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Spotify Technology SA	3.3%
LPL Financial Holdings, Inc.	3.2%
Vertiv Holdings Co.	3.1%
XPO, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Saia, Inc.	2.5%
Trade Desk, Inc. (The), Class A	2.4%
Targa Resources Corp.	2.3%
Glaukos Corp.	2.3%
Reddit, Inc., Class A	2.3%

Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the communication services sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Astera Labs, Inc., a semiconductor company, Cava Group, Inc., a restaurant holding company; and Natera, Inc., a medical diagnostics company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary and information technology sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology sector detracted from relative performance.
Individual holdings
| Positions in MongoDB, Inc., a database platform technology company; Exact Sciences Corp., a diagnostics company; and Universal Display Corp., an electronics component and manufacturing company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	23.52	10.94	11.07
Russell Midcap® Growth Index	22.10	11.47	11.54
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 461,233,650
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 3,744,250
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 461,233,650
Total number of portfolio holdings	68
Management services fees (represents 0.82% of Fund average net assets)	$ 3,744,250
Portfolio turnover for the reporting period	174%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Spotify Technology SA	3.3%
LPL Financial Holdings, Inc.	3.2%
Vertiv Holdings Co.	3.1%
XPO, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Saia, Inc.	2.5%
Trade Desk, Inc. (The), Class A	2.4%
Targa Resources Corp.	2.3%
Glaukos Corp.	2.3%
Reddit, Inc., Class A	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Spotify Technology SA	3.3%
LPL Financial Holdings, Inc.	3.2%
Vertiv Holdings Co.	3.1%
XPO, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Saia, Inc.	2.5%
Trade Desk, Inc. (The), Class A	2.4%
Targa Resources Corp.	2.3%
Glaukos Corp.	2.3%
Reddit, Inc., Class A	2.3%